Shareholders’ Equity	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

13. SHAREHOLDERS’ EQUITY

Ordinary shares

The Company’s authorized share capital is US$50,000 divided into 500,000,000 ordinary shares (Ordinary Shares), consisting of 300,000,000 class A Ordinary Shares (Class A Ordinary Shares) of par value of US$0.0001 each and 200,000,000 class B Ordinary Shares (Class B Ordinary Shares) of par value of US$0.0001 each. All ordinary shares issued and outstanding were fully paid and non-assessable.

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. Each Class A Ordinary Share shall entitle the holder thereof to one vote on all matters subject to vote at the general meetings, and each Class B Ordinary Share shall entitle the holder thereof to five (5) votes on all matters subject to vote at the general meetings.

Each Class B ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. Upon any sale, transfer, assignment or disposition of Class B Ordinary Shares by a holder to any person or entity which is not the founder of the Company or an affiliate of the founder, or upon a change of ultimate beneficial ownership of Class B Ordinary Shares to any person or entity which is not the founder or an affiliate of the founder, such Class B Ordinary Shares shall be automatically and immediately converted into the same number of Class A Ordinary Shares.

On February 29, 2024, the Company completed the business combination with Arisz and upon consummation of the business combination (Note 3), BitFuFu Inc. issued 150,000,000 ordinary shares to Finfront Holding Company’s shareholders. As a result, to reflect the conversion effect, the outstanding shares and earnings per share for the six months ended June 30, 2024 and 2023 are calculated based on weighted average Ordinary Shares. As of June 30, 2024 and December 31, 2023 there were 162,902,268 and 150,000,000 Ordinary Shares outstanding, respectively, as adjusted to reflect the Reverse Recapitalization through the application of a retroactive restatement.

Treasury shares

In January 2022, Finfront entered into an Agreement and Plan of Merger with Arisz, pursuant to which Finfront will be merged with Arisz. As part of the execution of the Merger Agreement, Ethereal Singapore purchased 128,206 shares of Arisz common stock from the Sponsor for a purchase price of US$1,250,000. In October 2022, Ethereal Singapore entered into a Second Stock Purchase Agreement with the Sponsor, pursuant to which Ethereal Singapore agreed to purchase 76,142 shares of Arisz common stock for a purchase price of US$750,000.

As of June 30, 2024 and December 31, 2023, a total of 204,348 purchased class A Ordinary Shares are accounted as treasury shares.